OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER CURRENT ASSETS
Schedule related to other current assets

	December 31, 2025 $	December 31, 2024 $
Prepaid expenses	6,619	15,936
Investments in equity securities	6,760	63
Income tax receivable	–	4,158
Other	124	276
Other current assets	13,503	20,433